Quarterly Holdings Report
for
Fidelity® Value Fund
July 31, 2023
VAL-NPRT3-0923
1.804828.119
Common Stocks - 98.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	880,000	35,935
Media - 1.5%
DISH Network Corp. Class A (b)(c)	644,768	5,113
News Corp. Class A	1,241,800	24,612
Nexstar Broadcasting Group, Inc. Class A	166,600	31,108
Scholastic Corp.	546,328	23,596
Thryv Holdings, Inc. (b)	1,579,424	37,432
		121,861
TOTAL COMMUNICATION SERVICES		157,796
CONSUMER DISCRETIONARY - 13.1%
Automobile Components - 1.2%
Adient PLC (b)	1,120,700	47,697
Autoliv, Inc.	380,600	38,414
Cie Automotive SA	524,700	16,430
		102,541
Automobiles - 0.7%
Harley-Davidson, Inc.	1,412,000	54,517
Broadline Retail - 0.3%
Kohl's Corp. (c)	953,100	27,116
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. (b)	468,128	20,242
H&R Block, Inc.	463,322	15,572
		35,814
Hotels, Restaurants & Leisure - 1.9%
Bowlero Corp. Class A (b)(c)	1,501,900	18,218
Brinker International, Inc. (b)	677,336	26,606
Hilton Grand Vacations, Inc. (b)	823,000	38,270
Hyatt Hotels Corp. Class A (c)	208,646	26,362
Light & Wonder, Inc. Class A (b)	259,600	18,250
Red Rock Resorts, Inc.	586,200	28,431
		156,137
Household Durables - 1.3%
Mohawk Industries, Inc. (b)	173,600	18,461
Newell Brands, Inc.	2,293,700	25,598
Tempur Sealy International, Inc.	1,412,300	63,031
		107,090
Leisure Products - 1.9%
BRP, Inc.	467,900	43,045
Brunswick Corp.	422,300	36,449
Mattel, Inc. (b)	2,075,692	44,212
Topgolf Callaway Brands Corp. (b)(c)	1,576,900	31,491
		155,197
Specialty Retail - 4.2%
Academy Sports & Outdoors, Inc.	423,479	25,320
American Eagle Outfitters, Inc. (c)	2,885,800	40,545
Bath & Body Works, Inc.	661,800	24,526
Camping World Holdings, Inc. (c)	759,700	24,333
Lithia Motors, Inc. Class A (sub. vtg.) (c)	170,200	52,852
Sally Beauty Holdings, Inc. (b)	2,459,190	29,437
Signet Jewelers Ltd. (c)	697,177	56,116
Upbound Group, Inc.	1,492,174	51,674
Victoria's Secret & Co. (b)	2,171,133	44,487
		349,290
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (b)	1,129,566	41,692
Gildan Activewear, Inc.	1,208,400	37,581
Wolverine World Wide, Inc.	1,187,500	15,046
		94,319
TOTAL CONSUMER DISCRETIONARY		1,082,021
CONSUMER STAPLES - 3.4%
Beverages - 0.3%
Primo Water Corp.	1,909,300	27,055
Consumer Staples Distribution & Retail - 0.7%
U.S. Foods Holding Corp. (b)	1,414,200	60,429
Food Products - 1.7%
Bunge Ltd.	551,300	59,910
Darling Ingredients, Inc. (b)	845,594	58,557
Tyson Foods, Inc. Class A	317,200	17,674
		136,141
Household Products - 0.7%
Energizer Holdings, Inc.	1,205,095	43,022
Spectrum Brands Holdings, Inc.	159,300	12,491
		55,513
TOTAL CONSUMER STAPLES		279,138
ENERGY - 10.7%
Energy Equipment & Services - 2.8%
Championx Corp.	1,288,009	45,853
Expro Group Holdings NV (b)	2,791,200	61,937
Liberty Oilfield Services, Inc. Class A	848,385	13,973
TechnipFMC PLC	1,588,640	29,136
Tenaris SA	1,602,000	26,621
Valaris Ltd. (b)	514,600	39,521
Vallourec SA (b)	1,236,500	16,124
		233,165
Oil, Gas & Consumable Fuels - 7.9%
Advantage Energy Ltd. (b)	2,398,300	16,914
Antero Resources Corp. (b)	3,741,900	100,096
APA Corp.	257,240	10,416
Canadian Natural Resources Ltd.	626,300	38,087
Cenovus Energy, Inc. (Canada)	2,074,081	39,448
Delek U.S. Holdings, Inc.	1,105,300	30,495
Denbury, Inc. (b)	129,548	11,389
Diamondback Energy, Inc.	96,974	14,286
Energy Transfer LP	2,438,897	32,413
EQT Corp.	402,063	16,959
Genesis Energy LP	865,028	8,469
Hess Corp.	669,750	101,621
Imperial Oil Ltd.	803,600	43,293
Kosmos Energy Ltd. (b)	4,064,958	28,861
Parkland Corp.	883,100	24,116
Range Resources Corp.	432,900	13,606
Talos Energy, Inc. (b)	1,691,400	27,062
Targa Resources Corp.	524,080	42,969
The Williams Companies, Inc.	279,454	9,627
Tourmaline Oil Corp. (c)	543,700	28,178
Valero Energy Corp.	82,600	10,648
		648,953
TOTAL ENERGY		882,118
FINANCIALS - 18.1%
Banks - 4.9%
Axos Financial, Inc. (b)	657,669	30,910
Bank of Kyoto Ltd.	340,700	20,071
Comerica, Inc.	427,200	23,052
East West Bancorp, Inc.	1,011,866	62,948
First Citizens Bancshares, Inc.	46,892	67,117
First Citizens Bancshares, Inc. Class B	5,400	6,961
KeyCorp	943,000	11,608
M&T Bank Corp.	303,272	42,416
Popular, Inc.	409,739	29,727
U.S. Bancorp	1,686,900	66,936
Webster Financial Corp.	414,100	19,595
Wintrust Financial Corp.	320,400	27,029
		408,370
Capital Markets - 3.0%
Ameriprise Financial, Inc.	105,500	36,761
BGC Group, Inc. Class A	5,228,000	24,885
Carlyle Group LP	770,700	27,475
LPL Financial	197,000	45,184
Onex Corp. (sub. vtg.)	275,000	16,890
Petershill Partners PLC (a)	7,472,300	16,206
Raymond James Financial, Inc.	518,600	57,082
UBS Group AG	873,370	19,304
		243,787
Consumer Finance - 1.8%
Ally Financial, Inc.	388,700	11,871
OneMain Holdings, Inc.	1,273,004	57,896
PROG Holdings, Inc. (b)	943,589	38,291
SLM Corp.	2,504,842	40,528
		148,586
Financial Services - 4.8%
Apollo Global Management, Inc.	953,002	77,870
Corebridge Financial, Inc. (c)	1,418,600	26,542
ECN Capital Corp.	6,088,030	12,096
Essent Group Ltd.	832,700	41,302
Fidelity National Information Services, Inc.	205,800	12,426
Global Payments, Inc.	789,700	87,064
Nuvei Corp. (a)(b)	99,772	3,403
Voya Financial, Inc.	526,700	39,113
Walker & Dunlop, Inc.	523,800	47,655
WEX, Inc. (b)	254,200	48,133
		395,604
Insurance - 3.6%
AMBAC Financial Group, Inc. (b)	1,971,059	27,871
American Financial Group, Inc.	512,000	62,264
Assurant, Inc.	371,379	49,954
First American Financial Corp.	725,400	45,976
Primerica, Inc.	67,643	14,388
Reinsurance Group of America, Inc.	281,349	39,487
The Travelers Companies, Inc.	328,100	56,633
		296,573
TOTAL FINANCIALS		1,492,920
HEALTH CARE - 5.8%
Biotechnology - 0.7%
Biogen, Inc. (b)	50,965	13,770
BioMarin Pharmaceutical, Inc. (b)	49,665	4,367
Exact Sciences Corp. (b)	30,398	2,965
Galapagos NV (b)	662,900	27,858
Horizon Therapeutics PLC (b)	9,443	947
United Therapeutics Corp. (b)	13,677	3,320
		53,227
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	147,298	6,662
Dentsply Sirona, Inc.	51,203	2,126
Envista Holdings Corp. (b)	85,966	2,958
Hologic, Inc. (b)	70,732	5,618
Inspire Medical Systems, Inc. (b)	10,100	2,907
Masimo Corp. (b)	23,620	2,889
STERIS PLC	26,775	6,039
Teleflex, Inc.	15,110	3,795
The Cooper Companies, Inc.	25,560	10,001
Zimmer Biomet Holdings, Inc.	66,613	9,203
		52,198
Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc. (b)	74,954	5,924
AdaptHealth Corp. (b)(d)	2,505,896	34,431
AmerisourceBergen Corp.	71,341	13,334
Centene Corp. (b)	966,500	65,809
Cigna Group	197,249	58,208
CVS Health Corp.	487,200	36,389
Encompass Health Corp.	58,552	3,866
Henry Schein, Inc. (b)	47,342	3,730
Molina Healthcare, Inc. (b)	39,768	12,109
Owens & Minor, Inc. (b)	1,926,660	37,069
Quest Diagnostics, Inc.	76,014	10,278
		281,147
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	64,211	7,819
Bio-Rad Laboratories, Inc. Class A (b)	22,506	9,123
Charles River Laboratories International, Inc. (b)	41,826	8,764
ICON PLC (b)	50,203	12,622
Illumina, Inc. (b)	28,510	5,478
		43,806
Pharmaceuticals - 0.6%
Catalent, Inc. (b)	44,176	2,143
Jazz Pharmaceuticals PLC (b)	299,967	39,122
Royalty Pharma PLC	337,124	10,579
		51,844
TOTAL HEALTH CARE		482,222
INDUSTRIALS - 16.6%
Air Freight & Logistics - 0.8%
DHL Group	238,900	12,272
FedEx Corp.	201,500	54,395
		66,667
Building Products - 1.5%
Armstrong World Industries, Inc.	29,200	2,259
Builders FirstSource, Inc. (b)	314,150	45,373
Carlisle Companies, Inc.	140,600	38,974
UFP Industries, Inc.	344,400	35,391
		121,997
Commercial Services & Supplies - 1.1%
HNI Corp. (c)	639,061	18,590
The Brink's Co.	717,200	52,327
The GEO Group, Inc. (b)	2,590,000	19,347
		90,264
Construction & Engineering - 1.8%
Fluor Corp. (b)	1,164,100	36,064
Granite Construction, Inc.	935,000	38,270
MDU Resources Group, Inc.	1,222,000	27,031
Willscot Mobile Mini Holdings (b)	973,300	46,670
		148,035
Electrical Equipment - 2.0%
Acuity Brands, Inc.	192,300	31,776
Generac Holdings, Inc. (b)(c)	272,600	41,899
GrafTech International Ltd.	4,838,609	25,548
Regal Rexnord Corp.	438,856	68,541
		167,764
Ground Transportation - 3.3%
ArcBest Corp.	137,100	15,947
Knight-Swift Transportation Holdings, Inc. Class A	722,000	43,862
RXO, Inc.	736,700	16,244
Ryder System, Inc.	495,870	50,653
TFI International, Inc. (Canada)	283,400	36,375
U-Haul Holding Co. (non-vtg.)	840,500	48,085
XPO, Inc. (b)	855,300	59,221
		270,387
Machinery - 3.1%
Allison Transmission Holdings, Inc.	926,529	54,378
Chart Industries, Inc. (b)(c)	284,600	51,843
Crane Nxt Co.	371,800	21,992
Gates Industrial Corp. PLC (b)	1,385,900	18,876
Kennametal, Inc. (c)	1,133,597	34,552
Terex Corp.	303,300	17,782
Timken Co.	583,236	54,159
		253,582
Professional Services - 1.1%
Concentrix Corp.	546,500	45,491
Leidos Holdings, Inc.	200,700	18,771
Manpower, Inc.	409,000	32,262
		96,524
Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc. (b)	354,100	30,336
Core & Main, Inc. (b)	206,500	6,527
Custom Truck One Source, Inc. Class A (b)	3,451,500	23,884
Herc Holdings, Inc.	255,600	34,207
McGrath RentCorp.	191,280	18,436
WESCO International, Inc.	240,200	42,172
		155,562
TOTAL INDUSTRIALS		1,370,782
INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 0.6%
Lumentum Holdings, Inc. (b)	899,994	47,124
Electronic Equipment, Instruments & Components - 1.9%
Coherent Corp. (b)	646,100	30,599
Flex Ltd. (b)	2,399,700	65,656
Knowles Corp. (b)	1,341,100	24,502
Vontier Corp.	1,016,508	31,441
		152,198
Semiconductors & Semiconductor Equipment - 0.2%
Skyworks Solutions, Inc.	165,900	18,974
Software - 0.6%
NCR Corp. (b)	1,835,800	49,346
Technology Hardware, Storage & Peripherals - 0.5%
Seagate Technology Holdings PLC	702,900	44,634
TOTAL INFORMATION TECHNOLOGY		312,276
MATERIALS - 12.7%
Chemicals - 6.4%
Axalta Coating Systems Ltd. (b)	1,056,237	33,800
Cabot Corp.	458,300	32,539
Celanese Corp. Class A (c)	770,588	96,624
CF Industries Holdings, Inc.	136,900	11,237
Corteva, Inc.	399,012	22,516
Eastman Chemical Co.	342,700	29,328
Methanex Corp.	1,220,519	54,972
Olin Corp.	1,069,200	61,671
The Chemours Co. LLC	1,829,645	67,660
Tronox Holdings PLC	2,367,155	31,459
Westlake Corp. (c)	619,149	85,133
		526,939
Construction Materials - 1.5%
Eagle Materials, Inc.	183,800	33,887
GCC S.A.B. de CV	3,016,800	29,309
Knife River Holding Co.	742,475	32,275
Martin Marietta Materials, Inc.	59,368	26,505
		121,976
Containers & Packaging - 0.9%
Crown Holdings, Inc.	420,276	38,985
O-I Glass, Inc. (b)	1,609,584	36,956
		75,941
Metals & Mining - 3.1%
ATI, Inc. (b)(c)	620,500	29,585
Carpenter Technology Corp.	396,800	23,752
Constellium NV (b)	4,136,614	78,968
First Quantum Minerals Ltd.	958,163	28,418
Freeport-McMoRan, Inc.	918,300	41,002
Schnitzer Steel Industries, Inc. Class A	832,100	30,130
Steel Dynamics, Inc.	231,711	24,696
		256,551
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	917,297	69,834
TOTAL MATERIALS		1,051,241
REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 5.2%
CubeSmart	921,137	39,941
Digital Realty Trust, Inc.	451,100	56,216
Douglas Emmett, Inc.	1,356,300	19,938
Equity Lifestyle Properties, Inc.	401,222	28,559
Essex Property Trust, Inc.	180,800	44,034
Lamar Advertising Co. Class A	254,100	25,080
Outfront Media, Inc.	1,992,200	30,799
Prologis (REIT), Inc.	284,802	35,529
Ventas, Inc.	1,084,800	52,634
Welltower, Inc.	1,187,300	97,537
		430,267
Real Estate Management & Development - 1.0%
Jones Lang LaSalle, Inc. (b)	357,900	59,608
Marcus & Millichap, Inc.	491,100	18,014
		77,622
TOTAL REAL ESTATE		507,889
UTILITIES - 6.3%
Electric Utilities - 4.4%
Constellation Energy Corp.	1,066,069	103,036
Edison International	794,184	57,149
Entergy Corp.	176,300	18,106
NRG Energy, Inc.	418,100	15,884
PG&E Corp. (b)	6,230,000	109,709
PPL Corp.	2,011,200	55,368
		359,252
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	2,135,200	46,184
Vistra Corp.	2,014,500	56,527
		102,711
Multi-Utilities - 0.7%
Algonquin Power & Utilities Corp. (c)	2,890,800	23,852
Sempra Energy	253,700	37,806
		61,658
TOTAL UTILITIES		523,621
TOTAL COMMON STOCKS (Cost $6,263,034)		8,142,024

U.S. Treasury Obligations - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.21% to 5.34% 8/31/23 to 10/26/23 (f) (Cost $4,321)	4,350	4,321

Money Market Funds - 4.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.32% (g)	113,325,426	113,348
Fidelity Securities Lending Cash Central Fund 5.32% (g)(h)	270,270,372	270,297
TOTAL MONEY MARKET FUNDS (Cost $383,645)		383,645

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $6,651,000)	8,529,990
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(275,243)
NET ASSETS - 100.0%	8,254,747

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	284	Sep 2023	77,913	129	129

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,544,000 or 0.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,321,000.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	16,305	1,801,874	1,704,831	2,630	-	-	113,348	0.3%
Fidelity Securities Lending Cash Central Fund 5.32%	192,987	1,218,287	1,140,977	883	-	-	270,297	0.9%
Total	209,292	3,020,161	2,845,808	3,513	-	-	383,645

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
AdaptHealth Corp.	55,153	19,270	21,097	-	(853)	(18,042)	34,431
Bowlero Corp. Class A	-	37,310	17,727	-	(262)	(1,104)	-
Unisys Corp.	28,904	-	13,238	-	(39,486)	23,820	-
Total	84,057	56,580	52,062	-	(40,601)	4,674	34,431

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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